Costs and expenses by nature	12 Months Ended
Dec. 31, 2023
Expenses by nature [abstract]
Costs and expenses by nature
21 Costs and expenses by nature

The Company presents its costs and expenses by function in the consolidated statement of income and presents below its expenses by nature:

	2023	2022	2021
Raw materials and materials for use and consumption (1)	(114,657,376)	(135,651,809)	(104,233,143)
Personnel expenses	(2,335,738)	(1,657,783)	(1,575,066)
Freight and storage	(1,378,054)	(1,033,718)	(899,188)
Decarbonization obligation (2)	(740,298)	(638,542)	(161,281)
Services provided by third parties	(662,542)	(442,379)	(399,904)
Depreciation and amortization	(840,377)	(732,241)	(653,118)
Amortization of right-of-use assets	(305,899)	(288,419)	(260,716)
Advertising and marketing	(235,167)	(102,205)	(106,352)
Extemporaneous tax credits (3)	19,527	34,247	213,183
Other expenses and income, net (4)	(468,795)	45,604	(54,432)
Total	(121,604,719)	(140,467,245)	(108,130,017)
Classified as:
Cost of products and services sold	(116,730,469)	(136,276,257)	(104,827,966)
Selling and marketing	(2,253,226)	(2,141,985)	(1,931,666)
General and administrative expenses	(2,018,159)	(1,534,481)	(1,466,551)
Other operating income (expenses), net	(602,865)	(514,522)	96,166
Total	(121,604,719)	(140,467,245)	(108,130,017)

(1)	Includes credits of PIS and COFINS that refers to Law 192. For further information, see Note 7.
(2)	Refers to the obligation adopted by RenovaBio to meet decarbonization targets for the gas and oil sector. The amounts are presented in Other operating income (expenses), net. For further information, see Note 14.b
(3)	Refers substantially to PIS and COFINS credits recorded in 2022 and 2023. On March 15, 2017, due to general repercussions, the STF decided that ICMS does not compose the PIS and COFINS calculation basis. After filing of the Federal Government's Motion for Clarification, the STF definitively ruled about the thesis on May 13, 2021, reaffirming the exclusion of the ICMS from the PIS and COFINS calculation basis and modulating the effects of the decision for the lawsuits filed after March 15, 2017. Certain subsidiaries have credits arising from favorable decisions on the exclusion of ICMS from the PIS and COFINS calculation basis, and the respective subsidies for proving the amounts to be refunded were duly confirmed by Management and recorded in Other operating income (expenses), net in the statement of income.
(4)	Includes gains from receipt of asset insurance claims in the amount of R$ 49,355.